GMO Alternative Allocation Fund Average Annual Total Returns		12 Months Ended	53 Months Ended	60 Months Ended	64 Months Ended	68 Months Ended	120 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)			1.35%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		(2.56%)		0.26%		0.71%
Performance Inception Date	May 01, 2019
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.55%)		(0.77%)		(0.38%)
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.21%)		(0.10%)		0.21%
Class VI | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.45%		2.54%		2.49%
Class VI | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)		0.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(2.70%)	1.11%
Performance Inception Date	Jul. 31, 2020
Class R6 | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.76%
Class R6 | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(2.03%)
Class I
Prospectus [Line Items]
Average Annual Return, Percent		(2.82%)		0.00%	0.33%
Performance Inception Date	Sep. 04, 2019
Class I | FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.45%		2.54%	2.50%
Class I | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)	(0.42%)